Cappiello-Rushmore Trust
                        4922 Fairmont Avenue
                     Bethesda, Maryland  20814

                         November 15, 1995


  VIA EDGAR TRANSMISSION

  Securities and Exchange Commission
  450 Fifth Street, N.W.
  Washington, D.C.  20549

       Re:  Cappiello-Rushmore Trust (the "Trust")
            Filing of Rule 497(j) Certification Under the
            Securities Act of 1933
            File Nos. 33-46283 and 811-6601

  Ladies and Gentlemen:

       In lieu of filing under paragraph (c) of Rule 497 under the Securities Act of 1933, the Trust hereby certifies that:

       (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 5 to the Trust's registration statement on Form N-1A, the most recent amendment to the Trust's registration statement; and

       (2) the text of post-effective amendment no. 5 to the Trust's registration statement on Form N-1A, the most recent amendment to the Trust's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on October 25, 1995.

       If you should have any questions regarding the foregoing, please contact the undersigned at (301) 951-6955.


                              CAPPIELLO-RUSHMORE TRUST
                              (Registrant)

                              By:  /s/Stephenie E. Adams
                                  Stephenie E. Adams, Secretary
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